OTHER PAYABLES AND OTHER CURRENT LIABILITIES (Tables)	9 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
SCHEDULE OF OTHER PAYABLES AND OTHER CURRENT LIABILITIES

	March 31, 2024	December 31, 2024
	RMB	RMB

Consideration payable to WeBank, current (Note 10)	78,207	29,302
Tax payables	65,506	72,991
Accrued service fee for IT and other professional support	61,518	54,224
Deposits	34,925	30,155
Accrued advertising expenses	29,739	23,708
Accrued service fee for transaction support	25,580	26,940
Accrued salaries and benefits	21,872	16,991
Interest payable	19,460	1,204
Deferred revenue	14,404	26,728
Others	19,591	24,148
	370,802	306,391